SHAREHOLDERS’ EQUITY (Details Narrative)					6 Months Ended				12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 JPY (¥) shares	Jun. 23, 2023 $ / shares shares	May 26, 2023 shares	May 31, 2024 USD ($) shares	May 31, 2024 JPY (¥) shares	May 31, 2023 USD ($) shares	May 31, 2023 JPY (¥) shares	Nov. 30, 2023 USD ($) shares	Nov. 30, 2023 JPY (¥) shares	Nov. 30, 2022 USD ($) shares	Nov. 30, 2022 JPY (¥) shares	Nov. 30, 2021 USD ($) shares	Jun. 23, 2023 ¥ / shares	Jun. 22, 2023 $ / shares	May 25, 2023 shares	Nov. 28, 2022	Nov. 27, 2022	Nov. 01, 2022 $ / shares shares	Oct. 26, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized				196,000,000	196,000,000	196,000,000			196,000,000	196,000,000	196,000,000	196,000,000				1,000,000
Description stock split				the Company approved a stock split of the Company’s issued and outstanding shares of common share, at a ratio of 1-for-1000 (the “Stock Split”).
Common stock, shares issued				49,000	49,000,000	49,000,000			49,000,000	49,000,000	49,000,000	49,000,000
Common stock, shares outstanding				49,000	49,000,000	49,000,000			49,000,000	49,000,000	49,000,000	49,000,000
Distributed cash dividends					$ 1,990,000	¥ 294,000,000	$ 2,260,000	¥ 294,000,000	$ 2,260,000	¥ 294,000,000	$ 1,760,000	¥ 200,000,000
Description of retained earnings and legal capital surplus					The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act.	The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act.			The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act.	The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act.
Stock-based compensation expense | $					$ 0				$ 0		$ 0
Warrant Agreement I [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants term																				10 years
Fully diluted shares of common share percentage																	3.00%	1.00%		1.00%
Exercise price per share | $ / shares																				$ 0.01
Allocated shares																				735,000
Warrant Agreement II [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants term																			10 years
Exercise price per share | $ / shares																			$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																			980
2nd Stock Acquisition Rights Allotment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock acquisition rights	980,000	980,000
Cash consideration	$ 6,627	¥ 980,000
2nd Stock Acquisition Rights Allotment Agreement [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock acquisition rights			900,000
2nd Stock Acquisition Rights Allotment Agreement [Member] | Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | (per share)			$ 1.73											¥ 241	$ 0.01
Issued stock acquisition rights			80,000
Stock acquisition right per share | (per share)			$ 0.01											1
3rd Stock Acquisition Rights Allotment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Revenues									610,150,000	¥ 85,000,000,000
Exercise payment under stock based compensation									86,140,000	12,000,000
3rd Stock Acquisition Rights Allotment Agreement [Member] | Director and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | (per share)			$ 1.73											241
Issued stock acquisition rights			6,100,000
3rd Stock Acquisition Rights Allotment Agreement [Member] | Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock acquisition rights			60,200
3rd Stock Acquisition Rights Allotment Agreement [Member] | Former Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock acquisition rights			100,300
4th Stock Acquisition Rights Allotment Agreement [Member] | Nagata Co., Ltd. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock acquisition rights			200,000
Revenues									$ 610,150,000	¥ 85,000,000,000
4th Stock Acquisition Rights Allotment Agreement [Member] | Business Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | (per share)			$ 1.73											¥ 241
Issued stock acquisition rights			1,200,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued					0	0	0	0	0	0	0	0	0